Leases - Schedule of Future Minimum Payments (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Future Minimum Payments [Abstract]
Remainder of 2025	¥ 666,336	$ 93,082
2026	1,233,085	172,252
2027	459,117	64,135
2028	272,250	38,031
2029	191,100	26,695
Thereafter	270,726	37,819
Total lease payments	3,092,614	432,014
Less: imputed interest	293,614	41,016
Total operating lease liabilities, net of interest	¥ 2,799,000	$ 390,998	¥ 2,710,673